HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale	The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2022 and December 31, 2021:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Investment properties	$7,093	$8,037
Equity accounted investments	17	—
Property, plant and equipment	335	1,749
Accounts receivable and other assets	489	724
Assets held for sale	7,934	10,510
Debt obligations	1	3,006
Accounts payable and other liabilities	956	76
Liabilities associated with assets held for sale	$957	$3,082

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2022 and the year ended December 31, 2021:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Balance, beginning of period	$10,510	$588
Reclassification to assets held for sale, net	4,606	12,561
Disposals	(6,796)	(2,610)
Fair value adjustments	173	—
Foreign currency translation	(559)	(57)
Other	—	28
Balance, end of period	$7,934	$10,510